Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net	Accounts receivable, net consisted of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Accounts receivable	137,427,191	51,457,258	7,265,204
Less: allowance for doubtful accounts	(117,080,588)	(27,735,262)	(3,915,917)
Accounts receivable, net	20,346,603	23,721,996	3,349,287

Schedule of Changes in Allowance for Doubtful Accounts	The following table summarizes the changes in allowance for doubtful accounts:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Beginning balance	111,639,312	117,080,588	16,810,813
Provision for credit losses, net of recovery	4,743,475	(80,857,764)	(11,416,234)
Deconsolidation of ICinit and Shenzhen Kuxuanyou and subsidiaries	(7,932,721)	-	-
Deconsolidation of Fe-da and subsidiaries	-	(8,487,562)	(1,198,351)
Exchange rate difference	8,630,522	-	(280,311)
Ending balance	117,080,588	27,735,262	3,915,917